Share Based Compensation - Summary of LTV Share-Settled Plan (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost	kr 876.0	kr 957.0
Members of Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost	kr 9.9